Commitments (Details) - Westinghouse Electric Company [Member]		12 Months Ended
	Oct. 11, 2022	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($) shares
Provisions [Line Items]
Ownership interest in associates	49.00%
Transaction costs		$ 41,227,000
Number of shares issued | shares			34,057,250
Bridge Loan Facility [Member] | 364 days after the acquisition [Member]
Provisions [Line Items]
Loan facilities			$ 280,000,000
Term Loan [Member]
Provisions [Line Items]
Loan facilities			600,000,000
Number of term loan tranches		2
Term Loan Tranche one [Member] | Two years [Member]
Provisions [Line Items]
Loan facilities			300,000,000
Term Loan Tranche two [Member] | Three years [Member]
Provisions [Line Items]
Loan facilities			$ 300,000,000
Brookfield Renewable Partners [Member]
Provisions [Line Items]
Ownership interest in associates	51.00%